Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense
The following table provides detail as to expenses recorded within operating income with respect to the LTIP:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Expense arising from equity-settled share-based payment transactions (2015 Plan)	$777	$2,736	$2,370
Expense arising from equity-settled share-based payment transactions (2016 Plan)	4,566	4,053	1,588
Expense arising from equity-settled share-based payment transactions (2017 Plan)	5,052	2,046	—
Expense arising from equity-settled share-based 2018 incentive	563	—	—
Expense arising from equity-settled share-based payment transactions (2018 Plan)	2,961	—	—
Total expenses	$13,919	$8,835	$3,958

Number of and Movements in PSUs
The following table illustrates the number of, and movements in, PSUs during the year:

	2018	2017	2016
	Number of PSUs
Outstanding at January 1,	1,610,894	1,145,238	463,830
Granted during the period	450,977	474,660	690,279
Forfeited during the period	(19,759)	(9,004)	(8,871)
Exercised/vested during the period	(447,122)	—	—
Outstanding at December 31,	1,594,990	1,610,894	1,145,238
Expected to vest at December 31,	1,556,011	1,433,440	984,901

Model for Calculating Fair Value
The following table lists the inputs to the valuation model used for calculating the grant date fair values under the 2018, 2017 and 2016 Plans:

	2015 Plan	2016 Plan	2017 Plan	2018 Plan
Expected term (in years)	3	3	3	3
Dividend yield (%)	2.14%	2.23%	1.88%	1.94%
Expected volatility OEC (%)	25.16%	32.07%	33.77%	30.22%
Expected volatility peer group (%)	13.90%	18.12%	17.30%	20.09%
Correlation	0.5234	0.4952	0.4574	0.3659
Risk-free interest rate (%)	0.90%	0.76%	1.45%	1.46%
Model used	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted	$17.41	$17.21	$24.89	$39.24

Components of Stock-based Compensation Expense
Stock-based compensation expense is compromised of the following line items:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Cost of sales	$55	$73	$29
Selling expenses	2,711	1,637	676
General and administrative expenses	10,394	6,658	3,066
Research and development costs	759	467	187
Stock-based compensation expense	$13,919	$8,835	$3,958